Interest and Finance Costs	12 Months Ended
Dec. 31, 2022
Interest and Finance Costs [Abstract]
Interest and Finance Costs
11.	Interest and Finance Costs:
The amounts in the accompanying combined carve-out statements of comprehensive (loss)/income are analyzed as follows:
	Period ended December 31,	Year ended December 31,
	2021	2022
Interest on long-term debt	$383,186	$719,105
Amortization of deferred finance charges	94,789	119,731
Other finance charges	28,037	63,736
Total	$506,012	$902,572

Toro Corp. [Member]
Interest and Finance Costs [Abstract]
Interest and Finance Costs
4.	Interest and Finance Costs:
The amount of $32 which is presented in the statement of comprehensive loss is related to bank charges.